UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200 San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management, Inc. 125 South Market, Suite 1200 San Jose, CA 95113
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(408) 294-2200

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Firsthand Funds

Semi-Annual Report to Shareholders

Firsthand Technology Value Fund ®

Firsthand Technology Leaders Fund

Firsthand Technology Innovators Fund

Firsthand e-Commerce Fund

Firsthand Global Technology Fund

June 30, 2007

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Financial Statements
Portfolio of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21

PERFORMANCE SUMMARY

PERIOD RETURNS (average annual total returns as of 6/30/07)

Fund	YTD Total*	1-Year	3-Year	5-Year	10-Year	Exp. Ratio
Firsthand Technology Value Fund®	13.72%	18.51%	11.40%	12.85%	4.86%	1.92%
Firsthand Technology Leaders Fund	10.92%	20.13%	10.84%	12.22%	•	1.95%
Firsthand Technology Innovators Fund	9.16%	13.46%	1.09%	5.17%	•	1.95%
Firsthand e-Commerce Fund	13.33%	30.03%	12.66%	15.22%	•	1.95%
Firsthand Global Technology Fund	11.80%	29.05%	6.13%	9.29%	•	1.95%
Lipper Science and Technology Fund Index	10.34%	21.30%	8.73%	11.22%	5.18%	•
NASDAQ Composite Index	8.17%	20.72%	9.13%	12.90%	6.59%	•
S&P 500 Index	6.96%	20.59%	11.68%	10.69%	7.12%	•

* Not annualized.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Lipper Science and Technology Fund Index includes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in science and technology stocks.

RETURNS SINCE INCEPTION (average annual total returns as of 6/30/07)

Fund (Inception Date)	Avg Annual Total Return	NASDAQ	S&P 500
Firsthand Technology Value Fund® (5/20/94)	14.96%	10.70%	11.48%
Firsthand Technology Leaders Fund (12/10/97)	8.99%	5.57%	6.30%
Firsthand Technology Innovators Fund (5/20/98)	4.32%	4.33%	5.04%
Firsthand e-Commerce Fund (9/30/99)	-9.48%	-0.20%	3.74%
Firsthand Global Technology Fund (9/29/00)	-9.65%	-4.46%	2.39%

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

HOLDINGS BY INDUSTRY - % of net assets (as of 6/30/07)

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
Industry	Fund	Fund	Fund	Fund	Fund
Advanced Materials	3.4%	•	•	•	•
Alternative Energy	6.4%	•	0.5%	•	3.9%
Communications	3.1%	3.4%	1.1%	7.9%	2.5%
Communications Equipment	2.4%	7.0%	6.2%	•	8.5%
Computer	1.6%	2.7%	0.6%	•	2.8%
Consumer Electronics	•	•	•	1.0%	•
Electronic Design Automation	•	•	4.0%	•	•
Electronic Entertainment	5.3%	•	•	•	3.2%
Electronic Manufacturing Services	•	•	•	•	4.5%
Intellectual Property	4.0%	•	19.0%	•	•
Internet	10.0%	10.6%	1.7%	36.4%	5.7%
Media	•	•	•	1.9%	•
Networking	4.8%	5.3%	5.4%	3.3%	•
Other Electronics	4.7%	7.5%	11.0%	7.3%	13.8%
Peripherals	4.8%	3.8%	•	•	•
Photonics	7.0%	7.3%	•	•	•
Semiconductors	28.6%	21.3%	27.2%	•	18.4%
Semiconductor Equipment	5.7%	6.6%	•	•	10.7%
Services	3.3%	•	9.3%	6.4%	7.8%
Software	3.0%	17.6%	6.5%	16.7%	8.5%
Net Cash	1.9%	6.9%	7.5%	19.1%	9.7%

PRESIDENT’S LETTER

Dear Fellow Shareholders,

The first half of 2007 was a good time to own technology stocks. Despite a shudder in March as volatility on the Shanghai index scared global markets for a week or two, and in spite of a fairly weak Q1 earnings season in April, the NASDAQ Composite gained 8.17%, modestly outpacing the S&P 500’s gain of 6.96%. The Lipper Science & Technology index, a more focused benchmark of our peer-group, fared better still, gaining 10.34%.

I am pleased to report that all five Firsthand technology funds outperformed the broad market indices, and that four of the five beat the Lipper index as well. (Please refer to the performance tables on pages 2 and 3 for more details.)

The Funds’ performance was largely driven by the intertwining trends of globalization, the consumer electronics boom, and the emergence of alternative energy technologies.

The PC and internet revolutions of the ‘80s and ‘90s, while enriching many Americans, also empowered millions of people around the world. For a few thousand dollars, you can now set up a fully functional, Internet-connected workplace wherever the talent happens to live. The subsequent global economic boom has been well documented by now, but the ramifications are just beginning to sink in.

International companies are finding their way onto our list of top performers more and more often. Nintendo, China Mobile, Lenovo, Baidu.com, and Sharp each contributed significantly to our funds’ performance. Notice that four out of those five sell primarily to consumers, not to business. We could just as easily add Corning and Nokia to the above list, giving us one Finnish and a single U.S.-based company to complement their Asian counterparts.

Of course, it’s no longer so important where a company is based. Increasingly, it’s about where the customers are—and the good news is that they seem to be everywhere. That’s the bright side of globalization: You may have a lot more competition, but there are a staggering number of new customers out there.

And what are all of those members of the nouveau riche in India and China doing? They are buying cellphones. They are getting on the Internet. They are getting off the bus and onto motor scooters (and aspiring to own a car). They are going to the newly built American-style mall to look for a big-screen TV. In short, they are consuming; and all of those actions add up to a huge increase in the amount of energy they demand. If you think that the price of gasoline is coming back down, my guess is that you haven’t visited India or China lately.

It should come as no surprise, then, that our investments in the alternative energy sector also fared quite well. In the solar power food chain, MEMC, Cypress Semiconductor, and Suntech Power boosted our returns, and in the area of efficiency, Echelon was an outstanding performer.

The Internet also continues to be a major driver of growth. Some of our best-performing stocks included Amazon, aQuantive, Baidu.com, and Equinix. It’s a great example of the way technology trends often play out: The change may not come as quickly as the early enthusiasts predicted, but the ultimate effect ends up being even larger than they first hoped. Human behavior, in the aggregate, evolves gradually, but profoundly.

Of course, our Funds were not without disappointments. Investors took profits in some of our most successful stocks of 2006, including Akamai, Intevac, Adobe, and Seagate. On balance, however, it was a very good six months for our portfolio companies, and we are happy with the performance of our Funds.

Looking ahead, there’s quite a bit to be excited about. The Vista upgrade cycle should begin to really kick in later this year, boosting PC unit shipments. More importantly, using Vista will likely mean that we’ll all be “up-spec’ing” our new systems to include much more memory, more powerful CPUs, and graphics cards, along with more storage capacity and, while we are at it, a nice big LCD monitor and really fast Internet connection. That could dramatically benefit the entire PC food chain, not just Microsoft, Intel, and Dell.

Cellphones continue to evolve. What will your next cellphone do that your last one did not? Five years ago the answer was the camera phone. Increasingly, it’s text messaging and checking your e-mails. This year’s game-changer is the iPhone, which combines an innovative display with a wonderful user interface. What’s next? How about location information, so that you can know exactly where you are and where you are going? (Or maybe you just want to meet up with your friends at the mall.) How many years will it be until your credit card lives inside your phone? Each of these transitions will offer a billion-unit opportunity to some key technology companies.

How will you use the Internet? Research and travel were the first categories to be transformed, but they were just the start of the avalanche. Today people are changing the way they look for work and how they socialize. In business, routine correspondence gave way to e-mail, but the bigger story was the way groups of people would start collaborating over distance. What’s next? It’s probably some task or activity that you already do. Someone just needs to figure out how to save you some time, effort, or cost by bringing it online.

Finally, where will your energy come from? Consider the perspectives of the physicist versus the economist. We have been hearing quite a bit of alarming economic analysis and dreary projections about the global demand for energy as compared to the tightly constrained supply. Most of the pundits take the view that existing supplies cannot grow as quickly as demand, if at all. Therefore, we are all going to have to adjust to higher and higher energy prices until the most price sensitive among us simply have to do without.

That may be true in the short term, but consider the physicist’s less dismal view: “Look around you,” he might say, “there is energy, in one form or another, in almost everything you see—and in many things you cannot see. The challenge lies in figuring out how to tap it.” That is the crux of some of the most exciting efforts going on in Silicon Valley today. After all, the technology industry has been applying the same basic approach for decades now: Find a problem and solve it through the commercialization of science.

The challenge is big, and so is the opportunity. Sure, the alternative energy industry is still tiny, with many hurdles to overcome. That’s what it feels like when you are early in the game.

As I said, there is quite a bit to be excited about. Thank you for your investment in Firsthand Funds.

Sincerely,

Kevin Landis

President and Chief Executive Officer

SHAREHOLDER FEE EXAMPLE (unaudited)

Example—In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker. The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses—The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes—The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year  before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Firsthand Technology Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/07	6/30/07	1/1/07-6/30/07	Expense Ratio
Actual	$1,000	$1,137.16	$10.37	1.93%
Hypothetical**	$1,000	$1,014.78	$9.64	1.93%

Firsthand Technology Leaders Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/07	6/30/07	1/1/07-6/30/07	Expense Ratio
Actual	$1,000	$1,109.24	$10.09	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand Technology Innovators Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/07	6/30/07	1/1/07-6/30/07	Expense Ratio
Actual	$1,000	$1,091.63	$9.91	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand e-Commerce Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/07	6/30/07	1/1/07-6/30/07	Expense Ratio
Actual	$1,000	$1,133.33	$10.30	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand Global Technology Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/07	6/30/07	1/1/07-6/30/07	Expense Ratio
Actual	$1,000	$1,118.04	$10.07	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

* Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

** 5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

PORTFOLIO OF INVESTMENTS, June 30, 2007 (unaudited)

Firsthand Technology Value Fund

	SHARES	MARKET VALUE
COMMON STOCKS - 96.9% ($347,592,632)
Advanced Materials - 3.1% ($11,250,000)
UCT Coatings, Inc., Series B* (1)	500,000	$11,250,000

Alternative Energy - 5.9% ($21,309,361)
Evergreen Solar, Inc.*	600,000	5,580,000
Itron, Inc.*	60,000	4,676,400
Solaicx, Series B* (1)(2)	7,396,238	4,137,752
Solaicx, Series C* (1)(2)	2,916,581	2,915,210
SoloPower, Series A* (1)(2)	2,721,088	3,999,999

Communications - 3.1% ($11,123,030)
Clearwire Corp.*	200,000	4,886,000
ViaSat, Inc.*	194,300	6,237,030

Communications Equipment - 2.4% ($8,508,308)
Harris Corp.	80,000	4,364,000
Tekelec, Inc.*	287,400	4,144,308

Computer - 1.6% ($5,786,000)
Sun Microsystems, Inc.*	1,100,000	5,786,000

Electronic Entertainment - 5.3% ($18,954,711)
Nintendo Co., Ltd.-ADR	413,407	18,954,711

Intellectual Property - 3.7% ($13,268,384)
Silicon Genesis Corp., Common* (1)(2)	743,077	461,042
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	3,626,323
Silicon Genesis Corp., Series 1-E* (1)(2)	4,071,226	7,173,622
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,007,397

Internet - 10.0% ($35,849,691)
Akamai Technologies, Inc.*	215,800	10,496,512
Napster, Inc.* (3)	900,000	3,060,000
Netflix, Inc.*	700,000	13,573,000
Yahoo! Inc.*	321,422	8,720,179

Networking - 4.8% ($17,271,549)
Caspian Networks, Inc., Common* (1)	337	0
Cisco Systems, Inc.*	480,000	13,368,000
Echelon Corp.*	231,000	3,610,530
IP Unity, Inc., Series C* (1)	1,104,265	11,043
IP Unity, Inc., Series E* (1)	193,042	281,976
Polaris Networks, Inc., Series A* (1)	297,848	0

Other Electronics - 4.7% ($16,762,668)
Intevac, Inc.*	621,400	13,210,964
NCR Corp.*	67,600	3,551,704

Peripherals - 4.8% ($17,191,769)
Seagate Technology, Inc.	789,700	17,191,769

Photonics -7.0% ($25,217,850)
Celox Networks, Inc., Common* (1)	138,121	$0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Corning, Inc.*	987,000	25,217,850
Luminous Networks, Inc., Common* (1)	28,513	0
Luminous Networks, Inc., Series A1* (1)	129,664	0
Luminous Networks, Inc., Series B1* (1)	259,236	0

Semiconductor Equipment - 5.7% ($20,626,705)
Applied Materials, Inc.	400,000	7,948,000
ASML Holding N.V.*	329,900	9,055,755
FormFactor, Inc.*	94,594	3,622,950

Semiconductors - 28.5% ($102,050,923)
AuthenTec, Inc.* (1)(4)	639,030	5,777,112
Chartered Semiconductor Manufacturing Ltd.-ADR*	926,100	8,121,897
Clarisay, Inc., Series B* (1)(2)	2,605,306	0
Clarisay, Inc., Series C* (1)(2)	7,194,244	0
Cypress Semiconductor Corp.*	1,143,000	26,620,470
Global Locate, Inc., Series A* (1)(2)	6,030,896	6,845,007
Global Locate, Inc., Series C* (1)(2)	1,111,111	1,261,100
Global Locate, Inc., Series D* (1)(2)	932,835	1,058,758
Intel Corp.	146,500	3,480,840
NVIDIA Corp.*	200,000	8,262,000
Qimonda AG-ADR*	212,600	3,284,670
Rambus, Inc.*	400,000	7,192,000
SanDisk Corp.*	200,000	9,788,000
Semiconductor Manufacturing International Corp.*	700,000	4,823,000
SiRF Technology Holdings, Inc.*	164,600	3,413,804
Soitec S.A.*	72,740	1,552,989
TranSwitch Corp.*	660,000	1,201,200
TriQuint Semiconductor, Inc.*	27,600	139,656
Zoran Corp.*	460,500	9,228,420

Services - 3.3% ($11,796,768)
aQuantive, Inc.*	158,300	10,099,540
TeleCommunication Systems, Inc., Class A*	334,100	1,697,228

Software - 3.0% ($10,624,915)
Citrix Systems, Inc.*	127,000	4,276,090
Comverse Technology, Inc.*	304,500	6,348,825

WARRANTS - 0.9% ($3,091,321)

Advanced Materials - 0.3% ($1,000,002)
UCT Coatings, Inc., B Warrant* (1)	600,000	1,000,002

Alternative Energy - 0.2% ($663,791)
Solaicx, Series C Warrant* (1)(2)	670,814	663,791

Intellectual Property - 0.3% ($1,220,582)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	1,216,387

see accompanying notes to financial statements

	SHARES	MARKET VALUE
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	$4,195

Networking - 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Polaris Networks, Inc., Convertible Warrant* (1)	75,712	0

Photonics - 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	0
Luminous Networks, Inc., Common Warrant* (1)	3,822	0

Semiconductors - 0.1% ($206,877)
Clarisay, Inc., Warrants* (1)(2)	2,350,000	0
Global Locate, Inc., Board Warrants* (1)(2)	75,000	13,124
Global Locate, Inc., Board Warrants* (1)(2)	75,000	13,124
Global Locate, Inc., Board Warrants* (1)(2)	18,750	3,281
Global Locate, Inc., Board Warrants* (1)(2)	75,000	13,124
Global Locate, Inc., C Warrant* (1)(2)	370,370	87,034
Global Locate, Inc., D Warrant* (1)(2)	233,208	$77,190

	SHARES/ PRINCIPAL
CONVERTIBLE BONDS - 0.3% ($1,000,000)

Alternative Energy - 0.3% ($1,000,000)
SoloPower, 5.00% (1)(2)	1,000,000	1,000,000

Networking - 0.0% ($0)
Polaris Networks, Inc., 10.00%* (1)	100,949	0

Semiconductors - 0.0% ($0)
Clarisay, Inc., 8.00%* (1)(2)	2,350,000	0

CASH EQUIVALENTS - 0.7% ($2,685,967)
PNC Bank Money Market Portfolio	2,685,967	2,685,967

Total Investments (Cost $350,329,468) - 98.8%		354,369,920

Other assets in excess of liabilities - 1.2%		4,137,246

NET ASSETS - 100.0%		$358,507,166

(1)           Restricted security

(2)           Affiliated issuer

(3)           Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding. As of June 30, 2007 there are no restrictions on the Fund’s shares of Napster, Inc.

(4)           AuthenTec, Inc. issued an initial public offering on June 27, 2007, as a result a portion or all of the fund’s shares may be restricted from resale for an agreed upon period of time.

*              Non-income producing security

ADR       American Depositary Receipt

see accompanying notes to financial statements

PORTFOLIO OF INVESTMENTS, June 30, 2007 (unaudited)

Firsthand Technology Leaders Fund

	SHARES	MARKET VALUE
COMMON STOCKS - 93.1% ($62,829,166)

Communications - 3.4% ($2,284,444)
China Mobile Hong Kong Ltd.-ADR	42,383	$2,284,444

Communications Equipment - 7.0% ($4,748,896)
Nokia Corp.-ADR	68,090	1,914,010
QUALCOMM, Inc.	65,335	2,834,886

Computer - 2.7% ($1,847,268)
Hewlett-Packard Co.	41,400	1,847,268

Internet - 10.6% ($7,134,027)
eBay, Inc.*	103,695	3,336,905
Google, Inc., Class A*	7,255	3,797,122

Networking - 5.3% ($3,577,889)
Cisco Systems, Inc.*	128,470	3,577,889

Other Electronics - 7.5% ($5,045,950)
Koninklijke (Royal) Philips Electronics N.V.	16,500	698,280
L-1 Identity Solutions, Inc.*	212,600	4,347,670

Peripherals - 3.8% ($2,589,694)
Seagate Technology, Inc.	118,957	2,589,694

Photonics - 7.3% ($4,934,395)
Corning, Inc.*	193,127	$4,934,395

Semiconductor Equipment - 6.6% ($4,450,700)
Applied Materials, Inc.	83,500	1,659,145
ASML Holding N.V.*	101,696	2,791,555

Semiconductors - 21.3% ($14,375,017)
Broadcom Corp., Class A*	98,025	2,867,231
Intel Corp.	99,500	2,364,120
Samsung Electronics Co., Ltd.-GDR (1)	6,900	2,113,540
SanDisk Corp.*	47,300	2,314,862
Taiwan Semiconductor Manufacturing Co.-ADR	193,035	2,148,484
Texas Instruments, Inc.	68,211	2,566,780

Software - 17.6% ($11,840,886)
Adobe Systems, Inc.*	82,830	3,325,624
Amdocs Ltd.*	95,909	3,819,096
Microsoft Corp.	107,250	3,160,658
NICE-Systems Ltd.-ADR*	44,200	1,535,508

CASH EQUIVALENTS - 5.1% ($3,451,652)
PNC Bank Money Market Portfolio	3,451,652	3,451,652

Total Investments (Cost $51,710,897) - 98.2%		66,280,818

Other assets in excess of liabilities - 1.8%		1,183,203

NET ASSETS - 100.0%		$67,464,021

(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

see accompanying notes to financial statements

PORTFOLIO OF INVESTMENTS, June 30, 2007 (unaudited)

Firsthand Technology Innovators Fund

	SHARES	MARKET VALUE
COMMON STOCKS - 89.8% ($20,112,627)

Alternative Energy - 0.5% ($108,100)
Hoku Scientific, Inc.*	10,000	$108,100

Communications - 1.1% ($252,000)
Symmetricom, Inc.*	30,000	252,000

Communications Equipment - 6.2% ($1,380,612)
Finisar Corp.*	101,855	385,012
Sierra Wireless, Inc.*	40,000	995,600

Computer - 0.6% ($140,620)
Rackable Systems, Inc.*	11,377	140,620

Electronic Design Automation - 4.0% ($903,812)
PDF Solutions, Inc.*	76,400	903,812

Intellectual Property - 18.7% ($4,188,351)
Silicon Genesis Corp., Common* (1)(2)	108,815	67,514
Silicon Genesis Corp., Series 1-C* (1)(2)	82,914	1,242,994
Silicon Genesis Corp., Series 1-E* (1)(2)	1,633,254	2,877,843

Internet - 1.7% ($387,340)
LivePerson, Inc.*	72,400	387,340

Networking - 5.4% ($1,199,254)
Echelon Corp.*	76,198	1,190,975
IP Unity, Inc., Series C* (1)	827,957	8,279

Other Electronics - 11.0% ($2,461,381)
3D Systems Corp.*	6,900	171,603
Intevac, Inc.*	65,300	1,388,278
Microvision, Inc.*	180,300	901,500

Photonics - 0.0% ($0)
Luminous Networks, Inc., Common* (1)	49,979	0
Luminous Networks, Inc., Series A1* (1)	227,282	0

	SHARES/ PRINCIPAL
Semiconductors - 27.2% ($6,102,448)
AuthenTec, Inc.* (1)(3)	233,145	$2,051,095
Microtune, Inc.*	183,050	957,352
Netlogic Microsystems, Inc.*	25,000	796,000
Nextest Systems Corp.*	20,200	276,134
PLX Technology, Inc.*	38,000	424,080
Ramtron International Corp.*	70,000	224,000
SigmaTel, Inc.*	102,500	297,250
Silicon Optix, Inc., Series B* (1)	1,111,111	350,000
Synaptics, Inc.*	20,300	726,537

Services - 6.9% ($1,538,949)
iGATE Corp.*	67,720	543,114
Innovion Corp., Series C* (1)(2)	1,500,000	744,675
Net 1 UEPS Technologies, Inc.*	10,400	251,160

Software - 6.5% ($1,449,760)
Verint Systems, Inc.*	23,200	726,160
Versant Corp.*	30,000	723,600

WARRANTS - 0.3% ($66,861)
Intellectual Property-0.3% ($66,229)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	66,229

Photonics - 0.0% ($0)
Luminous Networks, Inc., Common Warrant* (1)	6,699	0

Services - 0.0% ($632)
Innovion Corp., Warrant* (1)(2)	602,577	602
Innovion Corp., Warrant* (1)(2)	30,129	30

CONVERTIBLE BOND - 2.4% ($542,319)
Services-2.4% ($542,319)
Innovion Corp., 9.50%* (1)(2)	602,577	542,319

CASH EQUIVALENTS - 10.3% ($2,309,581)
PNC Bank Money Market Portfolio	2,309,581	2,309,581

Total Investments (Cost $27,913,695) - 102.8%		23,031,388

Liabilities in excess of other assets - (2.8)%		(621,486)

NET ASSETS - 100.0%		$22,409,902

(1)       Restricted security

(2)       Affiliated issuer

(3)       AuthenTec, Inc. issued an initial public offering on June 27, 2007, as a result a portion or all of the fund’s shares may be restricted from resale for an agreed upon period of time.

*          Non-income producing security

see accompanying notes to financial statements

PORTFOLIO OF INVESTMENTS, June 30, 2007 (unaudited)

Firsthand e-Commerce Fund

	SHARES	MARKET VALUE
COMMON STOCKS - 80.9% ($35,593,205)

Communications - 7.9% ($3,455,568)
Comcast Corp., Special Class A*	22,500	$629,100
Equinix, Inc.*	15,000	1,372,050
Internap Network Services Corp.*	23,715	341,970
NeuStar, Inc.*	38,400	1,112,448

Consumer Electronics - 1.0% ($422,380)
Shutterfly, Inc.*	19,600	422,380

Internet - 36.4% ($16,009,223)
51job, Inc.-ADR*	17,368	330,166
Akamai Technologies, Inc.*	40,000	1,945,600
Baidu.com, Inc.-ADR*	6,100	1,024,678
CyberSource Corp.*	41,814	504,277
eBay, Inc.*	60,000	1,930,800
Google, Inc., Class A*	2,700	1,413,126
IAC/InterActiveCorp*	9,200	318,412
LivePerson, Inc.*	140,000	749,000
Monster Worldwide, Inc.*	34,900	1,434,390
Napster, Inc.*	64,400	218,960
Netflix, Inc.*	19,300	374,227
The9 Ltd.-ADR*	30,000	1,387,800
ValueClick, Inc.*	46,300	1,363,998
Visual Sciences, Inc.*	58,667	907,579
Yahoo! Inc.*	77,634	2,106,210

Media - 1.9% ($840,981)
News Corp., Class B	36,660	$840,981

Networking - 3.3% ($1,467,695)
Cisco Systems, Inc.*	52,700	1,467,695

Other Electronics - 7.3% ($3,211,121)
L-1 Identity Solutions, Inc.*	75,000	1,533,750
VeriFone Holdings, Inc.*	47,585	1,677,371

Services - 6.4% ($2,834,150)
aQuantive, Inc.*	26,500	1,690,700
First Data Corp.	35,000	1,143,450

Software - 16.7% ($7,352,087)
Adobe Systems, Inc.*	48,069	1,929,970
Amdocs Ltd.*	16,000	637,120
Microsoft Corp.	70,000	2,062,900
Oracle Corp.*	91,100	1,795,581
VeriSign, Inc.*	29,200	926,516

CASH EQUIVALENTS - 16.2% ($7,146,882)
PNC Bank Money Market Portfolio	7,146,882	7,146,882

Total Investments (Cost $32,838,495) - 97.1%		42,740,087

Other assets in excess of liabilities - 2.9%		1,274,408

NET ASSETS - 100.0%		$44,014,495

*              Non-income producing security

ADR       American Depositary Receipt

see accompanying notes to financial statements

PORTFOLIO OF INVESTMENTS, June 30, 2007 (unaudited)

Firsthand Global Technology Fund

	SHARES	MARKET VALUE
COMMON STOCKS - 90.3% ($11,401,511)

Alternative Energy - 3.9% ($493,749)
Renewable Energy Corp. A.S.*	3,500	$136,343
Suntech Power Holdings Co., Ltd.-ADR*	9,800	357,406

Communications - 2.5% ($313,446)
Singapore Telecommunications Ltd.-ADR	14,100	313,446

Communications Equipment - 8.5% ($1,072,767)
Alvarion Ltd.*	85,335	796,175
TomTom N.V.*	5,400	276,592

Computer - 2.8% ($353,802)
Lenovo Group Ltd.-ADR	30,000	353,802

Electronic Entertainment - 3.2% ($398,895)
Nintendo Co., Ltd.-ADR	8,700	398,895

Electronics Manufacturing Services - 4.5% ($570,038)
Hon Hai Precision-GDR	19,470	336,487
Quanta Computer, Inc.-GDR	29,984	233,551

Internet - 5.7% ($723,929)
51job, Inc.-ADR*	8,880	168,809
The9 Ltd.-ADR*	12,000	555,120

Other Electronics - 13.8% ($1,738,589)
Intevac, Inc.*	20,400	433,704
Koninklijke (Royal) Philips Electronics N.V.	5,400	228,528
LG.Philips LCD Co., Ltd.-ADR*	22,200	502,386
Sharp Corp.	30,288	573,971

Semiconductor Equipment - 10.7% ($1,354,544)
Applied Materials, Inc.	28,672	$569,713
ASML Holding N.V.*	8,500	233,325
Tokyo Electron Ltd.	7,500	551,506

Semiconductors - 18.4% ($2,323,921)
Chartered Semiconductor
Manufacturing Ltd.-ADR*	55,942	490,611
Qimonda AG-ADR*	20,996	324,388
Samsung Electronics Co., Ltd.-GDR (1)	1,499	459,159
Semiconductor Manufacturing International Corp.*	18,700	128,843
STMicroelectronics N.V.-ADR	10,582	203,069
Taiwan Semiconductor Manufacturing Co.-ADR	21,002	233,758
Texas Instruments, Inc.	6,500	244,595
Zoran Corp.*	11,951	239,498

Services - 7.8% ($988,223)
iGATE Corp.*	27,989	224,472
Lionbridge Technologies, Inc.*	33,831	199,264
Navteq Corp.*	7,400	313,316
Tele Atlas N.V.*	11,900	251,171

Software - 8.5% ($1,069,608)
Amdocs Ltd.*	9,500	378,290
Cognizant Technology Solutions Corp., Class A*	1,763	132,384
Dassault Systemes S.A.-ADR	3,900	245,934
Verint Systems, Inc.*	10,000	313,000

CASH EQUIVALENTS-10.6% ($1,335,187)
PNC Bank Money Market Portfolio	1,335,187	1,335,187

Total Investments (Cost $10,497,670) - 100.9%		12,736,698

Liabilities in excess of other assets-(0.9)%		(118,189)

NET ASSETS-100.0%		$12,618,509

(1)                                  Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.

*                                         Non-income producing security

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

see accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$309,403,136	$51,710,897	$19,331,846	$32,838,495	$10,497,670
Affiliated issuers at acquisition cost	40,926,332	—	8,581,849	—	—
Total acquisition cost	$350,329,468	$51,710,897	$27,913,695	$32,838,495	$10,497,670
Unaffiliated issuers at market value	$317,792,461	$66,280,818	$17,489,182	$42,740,087	$12,736,698
Affiliated issuers at market value	36,577,459	—	5,542,206	—	—
Total market value (Note 2)	354,369,920	66,280,818	23,031,388	42,740,087	12,736,698
Cash	1	—	—	1	—
Foreign currency, at value (Cost $192,028)	—	—	—	—	193,774
Receivable for securities sold	7,104,075	2,405,619	—	1,292,682	—
Receivable from dividends, interest, and reclaims	42,684	63,477	3,309	25,327	10,296
Receivable for capital shares sold	82,740	3,601	—	49,958	9,561
Deferred trustee compensation (Note 5)	100,383	64,809	64,809	64,809	52,331
TOTAL ASSETS	361,699,803	68,818,324	23,099,506	44,172,864	13,002,660

LIABILITIES
Payable for securities purchased	2,127,259	696,806	131,915	—	229,528
Payable to affiliates (Note 4)	564,609	109,244	34,983	70,102	20,085
Payable for capital shares redeemed	400,386	483,444	457,897	23,458	82,207
Payable for trustee compensation (Note 5)	100,383	64,809	64,809	64,809	52,331
TOTAL LIABILITIES	3,192,637	1,354,303	689,604	158,369	384,151

NET ASSETS	$358,507,166	$67,464,021	$22,409,902	$44,014,495	$12,618,509
Net Assets consist of:
Paid-in-capital	$3,048,527,880	$380,953,365	$400,956,305	$432,152,252	$88,530,267
Accumulated net investment loss	(3,212,950)	(329,243)	(156,669)	(277,105)	(76,357)
Accumulated net realized losses from security transactions, foreign currency and options	(2,690,848,216)	(327,730,022)	(373,507,427)	(397,762,244)	(78,076,175)
Net unrealized appreciation (depreciation) on investments, foreign currency and options	4,040,452	14,569,921	(4,882,307)	9,901,592	2,240,774

NET ASSETS	$358,507,166	$67,464,021	$22,409,902	$44,014,495	$12,618,509
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,735,129	3,006,458	2,044,452	9,598,154	2,513,334
Net asset value, redemption price and offering price per share (Note 2)	$41.04	$22.44	$10.96	$4.59	$5.02

see accompanying notes to financial statements

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2007 (unaudited)

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$14,137	$—	$—	$—	$—
Interest from affiliated security	1,370	—	—	—	—
Dividends	429,826	367,414	67,643	140,521	50,856
Foreign tax withholding	—	(20,741)	—	—	(3,085)
TOTAL INVESTMENT INCOME	445,333	346,673	67,643	140,521	47,771

EXPENSES
Investment advisory fees (Note 4)	2,844,343	519,935	172,548	321,250	95,451
Administration fees (Note 4)	808,081	155,981	51,764	96,376	28,636
Trustees fees	9,162	5,915	5,915	5,915	4,776
GROSS EXPENSES	3,661,586	681,831	230,227	423,541	128,863
Investment advisory fees waived	(9,162)	(5,915)	(5,915)	(5,915)	(4,776)
TOTAL NET EXPENSES	3,652,424	675,916	224,312	417,626	124,087

NET INVESTMENT LOSS	(3,207,091)	(329,243)	(156,669)	(277,105)	(76,316)

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized gains (losses) from security transactions
Non-affliliated	(46,940,043)	7,228,674	832,494	3,490,547	1,030,614
Net realized loss from
foreign currency	—	—	—	—	(386)
Net realized gains from options transactions	—	—	—	—	10,301
Net change in unrealized appreciation/ depreciation on investments, options, and foreign currency	98,115,365	259,917	1,222,065	1,862,129	454,190

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	51,175,322	7,488,591	2,054,559	5,352,676	1,494,719

NET INCREASE IN NET ASSETS FROM OPERATIONS	$47,968,231	$7,159,348	$1,897,890	$5,075,571	$1,418,403

see accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended June 30, 2007, and December 31, 2006

	Firsthand Technology		Firsthand Technology
	Value Fund		Leaders Fund
	6 Mos. Ended	Year Ended	6 Mos. Ended	Year Ended
	6/30/07*	12/31/06	6/30/07*	12/31/06
FROM OPERATIONS:
Net investment loss	$(3,207,091)	$(7,353,818)	$(329,243)	$(1,048,215)
Net realized gains (losses) from security transactions and foreign currency	(46,940,043)	(41,253,937)	7,228,674	6,421,035
Net change in unrealized appreciation on investments and foreign currency	98,115,365	84,354,819	259,917	1,296,937
Net increase in net assets from operations	47,968,231	35,747,064	7,159,348	6,669,757

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,753,935	74,780,962	1,430,043	16,888,756
Payment for shares redeemed	(107,154,642)	(186,195,469)	(15,118,592)	(70,574,184)
Net decrease in net assets from capital share transactions	(60,400,707)	(111,414,507)	(13,688,549)	(53,685,428)

TOTAL DECREASE IN NET ASSETS	(12,432,476)	(75,667,443)	(6,529,201)	(47,015,671)

NET ASSETS:
Beginning of period	370,939,642	446,607,085	73,993,222	121,008,893
End of period	$358,507,166	$370,939,642	$67,464,021	$73,993,222
Accumulated Net Investment Loss	$(3,212,950)	$(5,859)	$(329,243)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	1,192,929	2,061,368	67,951	831,474
Shares redeemed	(2,736,792)	(5,265,528)	(719,368)	(3,558,712)
Net decrease in shares outstanding	(1,543,863)	(3,204,160)	(651,417)	(2,727,238)
Shares outstanding, beginning of period	10,278,992	13,483,152	3,657,875	6,385,113
Shares outstanding, end of period	8,735,129	10,278,992	3,006,458	3,657,875

* Unaudited

see accompanying notes to financial statements

	Firsthand Technology		Firsthand e-Commerce		Firsthand Global
	Innovators Fund		Fund		Technology Fund
	6 Mos. Ended	Year Ended	6 Mos. Ended	Year Ended	6 Mos. Ended	Year Ended
	6/30/07*	12/31/06	6/30/07*	12/31/06	6/30/07*	12/31/06
FROM OPERATIONS:
Net investment loss	$(156,669)	$(659,530)	$(277,105)	$(602,127)	$(76,316)	$(130,899)
Net realized gains (losses) from security transactions, options, and foreign currency	832,494	(1,669,773)	3,490,547	6,071,777	1,040,529	939,292
Net change in unrealized appreciation on investments and foreign currency	1,222,065	5,294,190	1,862,129	1,453,550	454,190	1,190,808
Net increase in net assets from operations	1,897,890	2,964,887	5,075,571	6,923,200	1,418,403	1,999,201

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,184,207	15,161,725	9,049,467	1,874,047	522,504	923,944
Payment for shares redeemed	(8,202,248)	(21,072,083)	(10,415,354)	(11,435,881)	(2,641,786)	(6,032,464)
Net decrease in net assets from capital share transactions	(6,018,041)	(5,910,358)	(1,365,887)	(9,561,834)	(2,119,282)	(5,108,520)

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(4,120,151)	(2,945,471)	3,709,684	(2,638,634)	(700,879)	(3,109,319)

NET ASSETS:
Beginning of period	26,530,053	29,475,524	40,304,811	42,943,445	13,319,388	16,428,707
End of period	$22,409,902	$26,530,053	$44,014,495	$40,304,811	$12,618,509	$13,319,388
Accumulated Net Investment Loss	$(156,669)	$—	$(277,105)	$—	$(76,357)	$(41)

CAPITAL SHARE ACTIVITY:
Shares sold	201,119	1,418,225	2,118,540	497,725	110,832	221,017
Shares redeemed	(800,351)	(2,095,438)	(2,480,364)	(3,159,194)	(566,486)	(1,450,092)
Net decrease in shares outstanding	(599,232)	(677,213)	(361,824)	(2,661,469)	(455,654)	(1,229,075)
Shares outstanding, beginning of period	2,643,684	3,320,897	9,959,978	12,621,447	2,968,988	4,198,063
Shares outstanding, end of period	2,044,452	2,643,684	9,598,154	9,959,978	2,513,334	2,968,988

*     Unaudited

see accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Firsthand Technology Value Fund

6 Mos. Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
6/30/07*	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Net asset value at beginning of period	$36.09	$33.12	$29.48	$31.57	$18.09	$41.25
Income from investment operations:
Net investment loss	(0.37)	(0.72)	(0.62)	(0.49)	(0.40)	(0.46)
Net realized and unrealized gains (losses) on investments	5.32	3.69	4.26	(1.60)	13.88	(22.72)
Total from investment operations	4.95	2.97	3.64	(2.09)	13.48	(23.18)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00	(A)	0.02
Net asset value at end of period	$41.04	$36.09	$33.12	$29.48	$31.57	$18.09
Total return	13.72	%(B)	8.97%	12.35%	(6.62%	)	74.52%	(56.15%	)
Net assets at end of period (millions)	$358.5	$370.9	$446.6	$586.9	$877.4	$492.7
Ratio of gross expenses to average net assets before waiver	1.93	%(C)	1.93%	1.92%	1.90%	1.90%	1.89%
Ratio of net expenses to average net assets after waiver	1.93	%(C)	1.92%	1.92%	1.90%	1.90%	1.89%
Ratio of net investment loss to average net assets	(1.69	)%(C)	(1.70)%	(1.81)%	(1.41)%	(1.64)%	(1.56)%
Portfolio turnover rate	21	%(B)	47%	42%	17%	38%	44%

*	Unaudited.
(A)	Amount is less than $0.01.
(B)	Not annualized.
(C)	Annualized.

see accompanying notes to financial statements

Firsthand Technology Leaders Fund

6 Mos. Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
6/30/07*	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Net asset value at beginning of period	$20.23	$18.95	$16.75	$17.23	$10.65	$18.86
Income from investment operations:
Net investment loss	(0.11)	(0.29)	(0.23)	(0.30)	(0.24)	(0.26)
Net realized and unrealized gains (losses) on investments	2.32	1.57	2.43	(0.18)	6.82	(7.96)
Total from investment operations	2.21	1.28	2.20	(0.48)	6.58	(8.22)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00	(A)	0.01
Net asset value at end of period	$22.44	$20.23	$18.95	$16.75	$17.23	$10.65
Total return	10.92	%(B)	6.75%	13.13%	(2.79%	)	61.78%	(43.53%	)
Net assets at end of period (millions)	$67.5	$74.0	$121.0	$113.9	$156.1	$105.0
Ratio of gross expenses to average net assets before waiver	1.97	%(C)	1.96%	1.95%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.95	)%(C)	(1.13)%	(1.43)%	(1.58)%	(1.65)%	(1.63)%
Portfolio turnover rate	21	%(B)	53%	43%	22%	28%	46%

*	Unaudited.
(A)	Amount is less than $0.01.
(B)	Not annualized.
(C)	Annualized.

see accompanying notes to financial statements

Firsthand Technology Innovators Fund

6 Mos. Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
6/30/07*	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Net asset value at beginning of period	$10.04	$8.88	$10.08	$11.56	$7.42	$16.40
Income from investment operations:
Net investment loss	(0.08)	(0.25)	(0.19)	(0.22)	(0.17)	(0.20)
Net realized and unrealized gains (losses) on investments	1.00	1.41	(1.01)	(1.26)	4.31	(8.80)
Total from investment operations	0.92	1.16	(1.20)	(1.48)	4.14	(9.00)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00	(A)	0.02
Net asset value at end of period	$10.96	$10.04	$8.88	$10.08	$11.56	$7.42
Total return	9.16	%(B)	13.06%	(11.90%	)	(12.80%	)	55.80%	(54.76%	)
Net assets at end of period (millions)	$22.4	$26.5	$29.5	$58.2	$88.1	$62.6
Ratio of gross expenses to average net assets before waiver	2.00	%(C)	1.99%	1.95%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.36	)%(C)	(2.12)%	(1.68)%	(1.83)%	(1.67)%	(1.66)%
Portfolio turnover rate	11	%(B)	64%	41%	41%	64%	53%

*	Unaudited.
(A)	Amount is less than $0.01.
(B)	Not annualized.
(C)	Annualized.

see accompanying notes to financial statements

Firsthand e-Commerce Fund

6 Mos. Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
6/30/07*	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Net asset value at beginning of period	$4.05	$3.40	$3.23	$3.06	$2.08	$3.33
Income from investment operations:
Net investment loss	(0.03)	(0.06)	(0.06)	(0.06)	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	0.57	0.71	0.23	0.23	1.03	(1.21)
Total from investment operations	0.54	0.65	0.17	0.17	0.98	(1.25)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00	(A)	0.00	(A)
Net asset value at end of period	$4.59	$4.05	$3.40	$3.23	$3.06	$2.08
Total return	13.33	%(B)	19.12%	5.26%	5.56%	47.12%	(37.54%	)
Net assets at end of period (millions)	$44.0	$40.3	$42.9	$55.6	$66.4	$51.8
Ratio of gross expenses to average net assets before waiver	1.98	%(C)	1.98%	1.95%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.29	)%(C)	(1.51)%	(1.66)%	(1.90	) %	(1.72)%	(1.69)%
Portfolio turnover rate	24	%(B)	59%	55%	22%	46%	61%

*	Unaudited.
(A)	Amount is less than $0.01.
(B)	Not annualized.
(C)	Annualized.

see accompanying notes to financial statements

Firsthand Global Technology Fund

6 Mos. Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
6/30/07*	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Net asset value at beginning of period	$4.49	$3.91	$4.28	$4.61	$2.42	$5.14
Income from investment operations:
Net investment loss	(0.03)	(0.04)	(0.06)	(0.10)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	0.56	0.62	(0.31)	(0.23)	2.24	(2.65)
Total from investment operations	0.53	0.58	(0.37)	(0.33)	2.19	(2.72)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	0.00	(A)	0.00	(A)
Net asset value at end of period	$5.02	$4.49	$3.91	$4.28	$4.61	$2.42
Total return	11.80	%(B)	14.83%	(8.64)%	(7.16)%	90.50%	(52.92)%
Net assets at end of period (millions)	$12.6	$13.3	$16.4	$32.5	$57.3	$20.2
Ratio of gross expenses to average net assets before waiver	2.03	%(C)	2.04%	1.95%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.20	)%(C)	(0.90)%	(1.20)%	(1.69)%	(1.77)%	(1.73)%
Portfolio turnover rate	28	%(B)	70%	23%	15%	50%	26%

*	Unaudited.
(A)	Amount is less than $0.01.
(B)	Not annualized.
(C)	Annualized.

see accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS, June 30, 2007 (unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates for the Funds listed in this report (the date on which a net asset value was first determined for that Fund) are as follows:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Innovators Fund	May 20, 1998
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Global Technology Fund	September 29, 2000

*  Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares-Investor Class shares.

The financial statement and notes to financial statement for Firsthand Health Sciences Fund are disclosed in a separate report.

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce “breakthrough” products in the fastest growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.               Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.               Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.               Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.               Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Recent Accounting Pronouncements—In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Share Valuation—The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s net asset value per share. Prior to April 30, 2003, shares of each Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund’s daily NAV calculation.

Repurchase Agreements—Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund’s investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

Foreign Securities—Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended June 30, 2007, were as follows:

	Firsthand Technology Leaders Fund		Firsthand Global Technology Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	$—	—	$—
Options written during period	990	57,309	349	24,551
Options expired during period	—	—	(99)	(10,301)
Options closed during period	—	—	—
Options exercised during period	(990)	(57,309)	(250)	(14,250)
Options outstanding, end of period	—	$—	—	$—

Distributions to Shareholders—Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Reclassification of Capital Accounts—The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.  For the year ended December 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Paid-in-Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain
Firsthand Technology Value Fund	$(7,365,314)	$7,347,959	$17,355
Firsthand Technology Leaders Fund	(1,048,215)	1,048,215	—
Firsthand Technology Innovators Fund	(659,530)	659,530	—
Firsthand e-Commerce Fund	(602,127)	602,127	—
Firsthand Global Technology Fund	(134,793)	130,858	3,935

Security Transactions—Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax—Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2007.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e-Commerce Fund	Firsthand Global Technology Fund
Gross unrealized appreciation	$69,122,084	$17,106,730	$5,611,445	$10,377,811	$2,316,750
Gross unrealized depreciation	(84,025,080)	(2,752,095)	(10,575,350)	(478,940)	(129,480)
Net unrealized appreciation (depreciation)	$(14,902,996)	$14,354,635	$(4,963,905)	$9,898,871	$2,187,270
Federal income tax cost	$369,272,916	$51,926,183	$27,995,293	$32,841,216	$10,549,428

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2006, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014
TVFQX	$—	$1,092,189,416	$634,016,220	$330,969,371	$333,067,019	$165,213,285	$61,327,300
TLFQX	1,393,299	134,863,157	109,312,900	53,324,264	33,348,418	2,501,372	—
TIFQX	—	195,444,987	87,067,727	61,543,691	7,252,266	11,273,401	11,757,575
TEFQX	—	253,923,260	141,312,315	6,014,495	—	—	—
GTFQX	—	46,795,483	13,149,532	16,183,628	—	2,936,303	—

TVFQX: Firsthand Technology Value Fund, TLFQX: Firsthand Technology Leaders Fund, TIFQX: Firsthand Technology Innovators Fund, TEFQX: Firsthand e-Commerce Fund, GTFQX: Firsthand Global Technology Fund.

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund.

As required, effective June 29, 2007 (or applicable effective date), the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2007.

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
	Fund	Fund	Fund	Fund	Fund
Purchase of investment securities	$76,107,286	$14,150,927	$2,530,531	$8,860,296	$3,232,070
Proceeds from sales and maturities of investment securities	$143,288,250	$31,125,970	$10,209,130	$16,008,859	$5,926,036

4. Investment Advisory and Administration Agreements

Certain trustees and officers of the Trust are also officers of the Investment Adviser or Citi Fund Services Ohio, Inc. (“Citi”). Citi serves as the sub-administrator, investment accounting agent, shareholder servicing and transfer agent. PFPC Trust Company serves as the custodian for the Trust. Effective August 1, 2007, the BISYS Group, Inc., was acquired by and became a wholly owned subsidiary of Citi.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement. Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. The Investment Adviser has entered into a Sub-Administration Agreement with Citi. Under this agreement, the Investment Adviser (not the Funds) pays to Citi the fees for the administrative services provided by Citi.

5. Deferred Compensation Agreement With Trustees

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

6. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended June 30, 2007, is noted below:

	SHARE ACTIVITY
			Sales/
	Balance		Maturity/	Balance	Realized	Value	Acquition
Affiliate	12/31/06	Purchases	Expiration	6/30/07	Gain(Loss)	6/30/07	Cost
Firsthand Technology Value Fund
Clarisay, Inc., Series B (1)	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Global Locate, Inc., Series A (1)	6,030,896	—	—	6,030,896	—	6,845,007	5,144,354
Global Locate, Inc., Series C	1,111,111	—	—	1,111,111	—	1,261,100	1,000,000
Global Locate, Inc., Series D	932,835	—	—	932,835	—	1,058,758	749,999
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	13,124	—
Global Locate, Inc., Board Warrant	18,750	—	—	18,750	—	3,281	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	13,124	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	13,124	—
Global Locate, Inc., Series C Warrant	370,370	—	—	370,370	—	87,034	—
Global Locate, Inc., Series D Warrant	233,208	—	—	233,208	—	77,190	—
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	3,626,323	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	7,173,622	4,315,500
Silicon Genesis Corp., Series 1-F (2)	—	912,453	—	912,453	—	2,007,397	2,007,397

	SHARE ACTIVITY
			Sales/
	Balance		Maturity/	Balance	Realized	Value	Acquition
Affiliate	12/31/06	Purchases	Expiration	6/30/07	Gain(Loss)	6/30/07	Cost
Firsthand Technology Value Fund (continued)
Silicon Genesis Corp., Common	743,077	—	—	743,077	$—	$461,042	3,684,494
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,216,387	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	4,195	—
Silicon Genesis Corp., Common Warrant (3)	59,147	—	59,147	—	—	—	—
Silicon Genesis Corp., 5.00%	—	2,000,000	2,000,000	—	—	—	—
Solaicx, Series B (4)	6,000,000	1,396,238	—	7,396,238	—	4,137,752	4,396,238
Solaicx, Series C	—	2,916,581	—	2,916,581	—	2,915,210	3,578,995
Solaicx, Series C Warrant	—	670,814	—	670,814	—	663,791	—
Solaicx, 10.25%	1,333,334	—	1,333,334	—	—	—	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	3,999,999	3,999,999
SoloPower, 5.00%	—	1,000,000	—	1,000,000	—	1,000,000	1,000,000

Firsthand Technology Innovators Fund
Innovion Corp., Series C	1,500,000	—	—	1,500,000	—	744,675	$3,000,000
Innovion Corp., Warrant	602,577	—	—	602,577	—	602	—
Innovion Corp., 9.50%	602,577	—	—	602,577	—	542,319	602,577
Innovion Corp., Warrant	30,129	—	—	30,129	—	30	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	1,242,994	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	2,877,843	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	67,514	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	66,229	—

(1)	Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.
(2)	912,453 shares of Silicon Genesis, Series 1-F purchased at $2.20 with matured principal and interest of Silicon Genesis, 5.00% Note
(3)	Expired 05/01/07
(4)	Additional 1,396,238 shares of Solaicx, Series B purchased at $1.00 with matured principal and interest of Solaicx, 10.25% Note

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2007, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Firsthand Technology Value Fund
AuthenTec, Inc. (1)	Various	539,030	$1,225,758	$4,742,112	1.32%
Caspian Networks, Inc., Common	February 21, 2002	337	3,378,104	—	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., Warrants	July 7, 2003	500,000	—	—	0.00%

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Firsthand Technology Value Fund (continued)
Global Locate, Inc., Board Warrants	September 8, 2003	75,000	$—	$13,124	0.00%
Global Locate, Inc., Board Warrants	May 4, 2004	18,750	—	3,281	0.00%
Global Locate, Inc., Board Warrants	July 7, 2004	75,000	—	13,124	0.00%
Global Locate, Inc., Board Warrants	July 1, 2005	75,000	—	13,124	0.00%
Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664	5,000,000	6,652,930	1.86%
Global Locate, Inc., Series A P/S	March 28, 2002	169,232	144,355	192,077	0.05%
Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111	1,000,000	1,261,100	0.35%
Global Locate, Inc., Series C Warrants	May 15, 2003	370,370	—	87,034	0.02%
Global Locate, Inc., Series D P/S	April 2, 2004	621,890	500,000	705,839	0.20%
Global Locate, Inc., Series D P/S	April 26, 2005	310,945	249,999	352,919	0.10%
Global Locate, Inc., Series D Warrants	April 26, 2005	233,208	—	77,190	0.02%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	11,043	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	281,976	0.08%
Luminous Networks, Inc., Common (2)	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S (2)	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,216,387	0.34%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	450,710	0.13%
Silicon Genesis Corp., Common (3)	November 21, 2005	16,653	—	10,332	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	4,195	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,626,323	1.01%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	7,173,622	2.00%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,007,397	0.56%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	3,356,641	0.94%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	781,111	0.22%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	2,915,210	0.81%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	663,791	0.19%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	3,999,999	1.12%
SoloPower, 5.00% C/N	June 21, 2007	1,000,000	1,000,000	1,000,000	0.28%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	11,250,000	3.14%
UCT Coatings, Inc., Series Common Warrants (4)	October 5, 2004	600,000	—	1,000,002	0.28%
			$71,830,694	$53,862,662	15.02%

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Firsthand Technology Innovators Fund
AuthenTec, Inc. (1)	Various	233,145	$467,400	$2,051,095	9.15%
Innovion Corp., 9.50%, C/N	December 30, 2003	602,577	602,577	542,319	2.42%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	3.32%
Innovion Corp., Warrant	December 30, 2003	602,577	—	602	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	—	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	8,279	0.04%
Luminous Networks, Inc., Common (2)	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S (2)	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	66,229	0.30%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	63,370	0.28%
Silicon Genesis Corp., Common (3)	November 21, 2005	6,680	—	4,145	0.02%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	1,242,994	5.55%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	2,877,843	12.84%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	350,000	1.56%
			$15,046,516	$7,951,581	35.48%

(1)

As a result of Authentec, Inc.’s IPO offering, all previous preferred shares and warrants were exchanged into common stock. Shares are subject to resale restriction for a period of time pursuant to a lock-up agreement.

(2)

As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

(3)	Shares granted at no cost by issuer.
(4)	3:1 stock split
P/S	Preferred Stock
C/N	Convertible Note

7. Risks

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

8. Proxy Voting Policy and Procedures

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies for the one-year period ended June 30, 2007, is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

9. Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Firsthand Funds

P.O. Box 183120

Columbus, OH 43218-3120

1.888.884.2675

www.firsthandfunds.com

Investment Adviser

Firsthand Capital Management, Inc.

125 South Market

Suite 1200

San Jose, CA 95113

www.firsthandcapital.com

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Transfer Agent

Citi Fund Services Ohio, Inc.

P.O. Box 183120

Columbus, OH 43218-3120

1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

Firsthand, Technology Value Fund, and the interlocking “F” design are registered trademarks of Firsthand Capital Management, Inc.

Printed on chlorine-free paper.

FHF000265, exp. 8/31/2008

Firsthand Funds

Semi-Annual Report to Shareholders

Firsthand Health Sciences Fund

June 30, 2007

Holdings by Industry*

% of Net Assets

Drug Manufacturers	67.0%
Biotechnology	24.1%
Medical Appliances & Equipment	6.8%
Medical Instruments & Supplies	3.3%
Diagnostic Substances	3.1%
Drug Delivery	1.7%
Drug Related Products	1.1%
Other	(7.1)%

* Based on percentage of net assets as of 6/30/07.

Firsthand Health Sciences Fund

Portfolio of Investments

As of 06/30/07

(unaudited)

	SHARES	VALUE
COMMON STOCKS— 107.1% ($1,498,640)
Biotechnology— 24.1% ($337,351)
Amgen, Inc.*	1,183	$65,408
Amylin Pharmaceuticals, Inc.*	760	31,282
Biogen Idec, Inc.*	304	16,264
Conjuchem Biotechnologies, Inc.	19,000	6,521
CV Therapeutics, Inc.*	2,020	26,684
Genzyme Corp.*	896	57,702
Gilead Sciences, Inc.*	1,740	67,460
Momenta Pharmaceuticals, Inc.*	4,021	40,532
Savient Pharmaceuticals, Inc.*	2,053	25,498
Diagnostic Substances— 3.1% ($43,607)
Human Genome Sciences, Inc.*	2,237	19,954
Myriad Genetics, Inc.*	636	23,653
Drug Delivery— 1.7% ($23,360)
Alkermes, Inc*	1,600	23,360
Drug Manufacturers— 67.0% ($938,624)
Alexion Pharmaceuticals, Inc.*	1,460	65,787
Barr Pharmaceuticals, Inc.*	570	28,631
Bristol-Myers Squibb Co.	1,437	45,352
Cardiome Pharma Corp.*	1,780	16,394
Celgene Corp.*	506	29,009
Dynavax Technologies Corp.*	6,400	26,496
Eli Lilly & Co.	2,230	124,612
Nichi-Iko Pharmaceutical Co., Ltd.	1,590	27,685
Novartis AG - ADR	2,170	121,672
Novo Nordisk A/S - ADR	280	30,425
Pfizer, Inc.	4,603	117,699
Progenics Pharmaceuticals, Inc.*	2,060	44,434
Roche Holdings - Genus	220	39,034
Sawai Pharmaceutical Co., Ltd.	630	21,684
Schering-Plough Corp.	2,267	69,007
Teva Pharmaceutical Industries Ltd. - ADR	1,570	64,762
Wyeth	1,150	65,941
Drug Related Products— 1.1% ($15,134)
Labopharm, Inc.*	5,310	15,134
Medical Appliances & Equipment— 6.8% ($94,880)
Intuitive Surgical, Inc.*	350	48,569
Medtronic, Inc.	893	46,311
Medical Instruments & Supplies— 3.3% ($45,684)
Boston Scientific Corp.*	1,000	15,340
Thoratec Corp.*	1,650	30,344

Total Investments (Cost $1,467,699) — 107.1%		1,498,640

Liabilities in excess of other assets — (7.1)%		(98,905)

NET ASSETS — 100.0%		$1,399,735

*              Non-income producing security

ADR       American Depositary Receipt

Example - In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses - The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of your fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes - The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/07	6/30/07	1/1/07 - 6/30/07	Expense Ratio

Firsthand Health Sciences Fund

Actual	$1,000.00	$1,000.00	$9.84	1.95%
Hypothetical**	$1,000.00	$1,014.68	$9.74	1.95%

1

* Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

** 5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

2

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Firsthand Health Sciences Fund
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$1,467,699
Total acquisition cost	$1,467,699
Unaffiliated issuers at market value	$1,498,640
Receivable from dividends, interest, and reclaims	1,029
Reclaims receivable	168
Deferred trustee compensation (Note 5)	14,872
TOTAL ASSETS	1,514,709
LIABILITIES
Payable to custodian	24,202
Payable to affiliates (Note 4)	2,458
Payable for capital shares redeemed	73,442
Payable for trustee compensation (Note 5)	14,872
TOTAL LIABILITIES	114,974
NET ASSETS	$1,399,735
Net Assets consist of:
Paid-in-capital	1,298,627
Accumulated net investment loss	(4,874)
Accumulated net realized gains from security transactions and foreign currency	75,031
Net unrealized appreciation on investments and foreign currency	30,951
NET ASSETS	$1,399,735
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	127,308
Net asset value, redemption price and offering price per share (Note 2)	$10.99

See accompanying notes to financial statements

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2007 (unaudited)

Firsthand Health Sciences Fund
INVESTMENT INCOME
Dividends	10,846
Foreign tax withholding	(561)
TOTAL INVESTMENT INCOME	10,285
EXPENSES
Investment advisory fees (Note 4)	11,661
Administration fees (Note 4)	3,498
Trustees Fees	1,357
GROSS EXPENSES	16,516
Investment advisory fees waived	(1,357)
TOTAL NET EXPENSES	15,159
NET INVESTMENT LOSS	(4,874)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions Non-affliliated	64,027
Net realized (losses) from foreign currency	(493)
Net change in unrealized depreciation on investments and foreign currency	(57,817)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,717
NET INCREASE IN NET ASSETS FROM OPERATIONS	$843

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended June 30, 2007, and December 31, 2006

	Firsthand Health Sciences Fund
	Six Months Ended	Year Ended
	06/30/07	12/31/06(A)
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(4,874)	$(10,397)
Net realized gains from security transactions and foreign currency	63,534	21,894
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(57,817)	88,768
Net increase in net assets from operations	843	100,265
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	706,179	1,197,394
Payment for shares redeemed	(800,017)	(304,929)
Net increase (decrease) in net assets from capital share transactions	(93,838)	892,465
TOTAL INCREASE (DECREASE) IN NET ASSETS	(92,995)	992,730
NET ASSETS:
Beginning of period	1,492,730	500,000
End of period	$1,399,735	$1,492,730
Accumulated Net Investment Loss	$(4,874)	$—
CAPITAL SHARE ACTIVITY:
Shares sold	65,225	115,350
Shares redeemed	(73,785)	(29,482)
Net increase (decrease) in shares outstanding	(8,560)	85,868
Shares outstanding, beginning of period	135,868	50,000
Shares outstanding, end of period	127,308	135,868

(A)                              There was no income earned or expenses incurred from the date of initial capitalization (December 30, 2005) to December 31, 2005.

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS - FIRSTHAND HEALTH SCIENCES FUND

For a share outstanding throughout each period

	Six Months
	Ended		Year Ended
	06/30/07		12/31/06(A)
	(unaudited)
Net asset value at beginning of period	$10.99		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.08)
Net realized and unrealized gains on investments	0.04		1.07
Total from investment operations	—		0.99
Net asset value at end of period	$10.99		$10.99
Total return	0.00	%(B)	9.90%
Net assets at end of period (millions)	$1.4		$1.5
Ratio of gross expenses to average net assets before waiver	2.12	%(C)	2.66%
Ratio of net expenses to average net assets after waiver	1.95	%(C)	1.95%
Ratio of net investment loss to average net assets	(0.63	)%(C)	(0.84)%
Portfolio turnover rate	81	%(B)	53%

(A)                              There was no income earned or expenses incurred from the date of initial capitalization (December 30, 2005) to December 31, 2005.

(B)                                Not annualized.

(C)                                Annualized.

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (unaudited)

1. Organization

Firsthand Health Sciences Fund (the “Fund”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception date for the Fund (the date on which a net asset value was first determined for that Fund) is December 30, 2005.

The Fund’s investment objective is long-term growth of capital.

Firsthand Health Sciences Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in companies principally engaged in the research, development, production or distribution of products and services in the biotechnology, pharmaceutical, health care and medical industries.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Securities Valuation—The Fund’s portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Recent Accounting Pronouncements— In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Share Valuation—The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s net asset value per share. Prior to April 30, 2003, shares of the Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees became part of that Fund’s daily NAV calculation.

Repurchase Agreements—Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund’s investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time the Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and losses.

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rites.

Foreign Securities—The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Options—The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Funds did not write any options during the period ended June 30, 2007.

Distributions to Shareholders—The Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Reclassification of Capital Accounts—The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.  For the year ended December 31, 2006, the Fund recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Paid-in-Capital	Accumulated Net Investment Loss	Accumulated Net Realized (Loss)
Firsthand Health Sciences Fund	—	10,397	(10,397)

Security Transactions— Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax—The Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2007.

Firsthand Health Science Fund
Gross unrealized appreciation	$132,574
Gross unrealized depreciation	(126,279)
Net unrealized appreciation (depreciation)	$6,295
Federal income tax cost	$1,492,345

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2006, the Fund had no capital loss carryforwards for federal income tax purposes.

As required, effective June 29, 2007 (or applicable effective date), the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  The adoption of FIN 48 did not impact the Fund’s  net assets or results of operations.

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2007.

Firsthand Health Sciences Fund
Purchase of investment securities	$1,356,892
Proceeds from sales and maturities of investment securities	$1,244,605

4. Investment Advisory and Administration Agreements

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BISYS Fund Services Ohio, Inc. (“BISYS”).  BISYS serves as the sub-administrator, investment accounting agent, shareholder servicing and transfer agent.  PFPC Trust Company serves as the custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (for all Funds except Firsthand Health Sciences Fund) and an investment advisory agreement (with respect to Firsthand Health Sciences Fund) (the “Advisory Agreements”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations.  Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreements.

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

The Investment Adviser has appointed Sectoral Asset Management, Inc., as the sub-advisor for the Firsthand Health Sciences Fund.  Under this agreement, the Investment Advisor (not the Fund) pays the fees for the sub-advisory services.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to the Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of the Fund’s operating expenses excluding brokerage and commission expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from the Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. The Investment Adviser has entered into a Sub-Administration Agreement with BISYS. Under this agreement, the Investment Adviser (not the Funds) pays to BISYS the fees for the administrative services provided by BISYS.

5. Deferred Compensation Agreement With Trustees

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), the Fund will expense its pro rata share of those fees.

6. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. The Fund had no investments in affiliates, for the period ended June 30, 2007.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2007, the Fund had no investments restricted securities:

7. Risks

Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Fund is designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

The Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

8. Proxy Voting Policy and Procedures

The Funds has adopted proxy voting procedures pursuant to which the Funds delegates the responsibility for voting proxies relating to portfolio securities held by the Fund to the Investment Adviser as part of the Investment Adviser’s general management of the Fund, subject to the Board of Trustees’ continuing oversight. A copy of the Fund proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies for the one-year period ended June 30, 2007, is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

9. Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

10. Subsequent Event

Effective August 1 The BISYS Group Inc was acquired by and became a wholly owned subsidiary of Citi.

Firsthand Funds

P.O. Box 183120

Columbus, OH 43218-3120

1.888.884.2675

www.firsthandfunds.com

Investment Adviser

Firsthand Capital Management, Inc.

125 South Market

Suite 1200

San Jose, CA 95113

www.firsthandcapital.com

Distributor

ALPS Distributors, Inc.

1625 Broadway

Suite 2200

Denver, CO 80202

Transfer Agent

BISYS Fund Services Ohio, Inc.

P.O. Box 183120

Columbus, OH 43218-3120

1.888.884.2675

Item 2.  Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable – only for annual reports.

Item 3.  Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-

2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.  Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

 (e)      (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.  Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11.  Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis
President

Date	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis
President

Date	August 28, 2007

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek
Treasurer

Date	August 28, 2007

* Print the name and title of each signing officer under his or her signature.